Securities	12 Months Ended
Dec. 31, 2011
Securities [Abstract]
SECURITIES

NOTE 1 – SECURITIES

Securities consist of the following at December 31, 2011 and 2010:

(Dollars in thousands)	AMORTIZED COST	GROSS UNREALIZED GAINS	GROSS UNREALIZED LOSSES	FAIR VALUE
December 31, 2011
Available-for-sale:
U.S. Treasury security	$100	$—	$—	$100
Obligations of U.S. government corporations and agencies	28,263	83	23	28,323
Mortgage-backed securities in government sponsored entities	74,834	1,562	64	76,332
Obligations of states and political subdivisions	14,148	732	—	14,880
Corporate bonds	3,445	6	121	3,330

Total debt securities	120,790	2,383	208	122,965
Equity securities in financial institutions	69	3	11	61

Total available-for-sale	120,859	2,386	219	123,026
Restricted stock	5,463	—	—	5,463

Total securities	$126,322	$2,386	$219	$128,489

December 31, 2010
Available-for-sale:
U.S. Treasury security	$100	$—	$—	$100
Obligations of U.S. government corporations and agencies	20,009	8	306	19,711
Mortgage-backed securities in government sponsored entities	41,005	1,374	28	42,351
Obligations of states and political subdivisions	11,699	341	46	11,994
Corporate bonds	1,000	—	8	992

Total debt securities	73,813	1,723	388	75,148
Equity securities in financial institutions	69	3	16	56

Total available-for-sale	73,882	1,726	404	75,204
Restricted stock	5,463	—	—	5,463

Total securities	$79,345	$1,726	$404	$80,667

The amortized cost and fair value of securities at December 31, 2011, by contractual maturity, are shown below. Actual maturities may differ from contractual maturities because borrowers may have the right to call or prepay obligations with or without call or prepayment penalties.

(Dollars in thousands)	AMORTIZED COST	FAIR VALUE
Available-for-sale:
Due in one year or less	$657	$657
Due after one through five years	10,977	11,257
Due after five through ten years	20,493	21,005
Due after ten years	88,663	90,046

Total debt securities available-for-sale	$120,790	$122,965

Securities with a carrying value of approximately $70.4 million and $63.3 million were pledged at December 31, 2011 and 2010, respectively, to secure public deposits, as well as other deposits and borrowings as required or permitted by law.

Restricted stock primarily consists of investments in FHLB and Federal Reserve Bank stock. The Bank’s investment in FHLB stock amounted to $5.0 million at December 31, 2011 and 2010. Federal Reserve Bank stock was $471 thousand at December 31, 2011 and 2010.

The following table shows the proceeds from sales of available-for-sale securities and the gross realized gains and losses on the sales of those securities that have been included in earnings as a result of the sales. Gains or losses on the sales of available-for-sale securities are recognized upon sale and are determined by the specific identification method.

	FOR THE YEARS ENDED DECEMBER 31
(Dollars in thousands)	2011	2010	2009
Proceeds	$3,244	$3,359	$1,305
Realized gains	$237	$148	$153
Realized losses	—	—	1
Impairment losses	—	—	70

Net securities gains	$237	$148	$82

The income tax provision applicable to realized gains amounted to $81 thousand in 2011, $50 thousand in 2010 and $52 thousand in 2009. The income tax benefit applicable to realized losses and impairment losses amounted to $24 thousand in 2009. There were no tax benefits recognized from gross realized losses in 2011 and 2010.

The following table presents gross unrealized losses and fair value of securities, aggregated by investment category and length of time that individual securities have been in a continuous unrealized loss position, at December 31, 2011 and 2010:

	SECURITIES IN A CONTINUOUS UNREALIZED LOSS POSITION
	LESS THAN 12 MONTHS		12 MONTHS OR MORE		TOTAL
(Dollars in thousands)	GROSS UNREALIZED LOSSES	FAIR VALUE	GROSS UNREALIZED LOSSES	FAIR VALUE	GROSS UNREALIZED LOSSES	FAIR VALUE
2011
Obligations of U.S. corporations and agencies	$23	$6,974	$—	$—	$23	$6,974
Mortgage-backed securities in government sponsored entities	63	16,794	1	192	64	16,986
Corporate bonds	49	2,397	72	428	121	2,825

Total debt securities	135	26,165	73	620	208	26,785
Equity securities in financial institutions	—	—	11	43	11	43

Total temporarily impaired securities	$135	$26,165	$84	$663	$219	$26,828

2010
Obligations of U.S. corporations and agencies	$306	$12,686	$—	$—	$306	$12,686
Mortgage-backed securities in government sponsored entities	14	4,032	14	493	28	4,525
Obligations of state and political subdivisions	46	2,561	—	—	46	2,561
Corporate bonds	8	492	—	—	8	492

Total debt securities	374	19,771	14	493	388	20,264
Equity securities in financial institutions	—	—	16	38	16	38

Total temporarily impaired securities	$374	$19,771	$30	$531	$404	$20,302

There were seventeen (17) securities in an unrealized loss position at December 31, 2011, two (2) of which were in a continuous loss position for twelve months or more. At least quarterly, the Company conducts a comprehensive security-level impairment assessment. The assessments are based on the nature of the securities, the extent and duration of the securities, the extent and duration of the loss, management’s intent to sell or if it is more likely than not that management will be required to sell a security before recovery of its amortized cost basis, which may be maturity. Management believes the Company will fully recover the cost of these securities and it does not intend to sell these securities and likely will not be required to sell them before the anticipated recovery of the remaining amortized cost basis, which may be maturity. As a result, management concluded that these securities were not other-than-temporarily impaired at December 31, 2011 and has recognized the total amount of the impairment in accumulated other comprehensive income, net of tax.